Portfolio of Investments
Touchstone Climate Transition ETF – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	Industrials — 26.7%
7,432	Array Technologies, Inc.*	$ 164,916
5,530	CSX Corp.	170,047
721	Cummins, Inc.	164,720
700	Daikin Industries Ltd. (Japan)	109,961
519	Deere & Co.	195,860
4,084	FANUC Corp. (Japan)	106,391
2,008	Hexcel Corp.	130,801
2,619	Knorr-Bremse AG (Germany)	166,635
416	LG Energy Solution Ltd. (South Korea)*	146,898
2,635	MasTec, Inc.*	189,641
2,286	Republic Services, Inc.	325,778
819	Schneider Electric SE	135,927
8,033	Shoals Technologies Group, Inc. - Class A*	146,602
6,171	Signify NV	166,435
11,200	Sungrow Power Supply Co. Ltd. (China) - Class A	137,254
1,975	Trex Co., Inc.*	121,719
525	United Rentals, Inc.	233,399
		2,812,984
	Information Technology — 16.0%
450	ANSYS, Inc.*	133,897
1,244	Autodesk, Inc.*	257,396
2,242	Bentley Systems, Inc. - Class B	112,459
506	Cadence Design Systems, Inc.*	118,556
1,030	Enphase Energy, Inc.*	123,754
2,935	Infineon Technologies AG (Germany)	97,295
43,086	LONGi Green Energy Technology Co. Ltd. (China) - Class A	160,923
480	NVIDIA Corp.	208,795
1,763	ON Semiconductor Corp.*	163,871
977	SolarEdge Technologies, Inc.*	126,531
2,130	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	185,097
		1,688,574
	Materials — 15.7%
908	Albemarle Corp.	154,396
6,951	Anglo American PLC (South Africa)	192,136
3,896	Crown Holdings, Inc.	344,718
9,361	Graphic Packaging Holding Co.	208,563
37,871	Norsk Hydro ASA (Norway)	237,919
9,874	Pan American Silver Corp. (Canada)	142,975
606	Sika AG (Switzerland)	154,322
2,048	Steel Dynamics, Inc.	219,587
		1,654,616
	Utilities — 15.4%
9,570	AES Corp. (The)	145,464
1,188	American Water Works Co., Inc.	147,110
8,887	Boralex, Inc. (Canada) - Class A	190,924
26,603	National Grid PLC (United Kingdom)	318,094
3,375	NextEra Energy, Inc.	193,354
1,418	Orsted AS (Denmark) 144a	77,408
6,616	RWE AG (Germany)	245,866
15,348	SSE PLC (United Kingdom)	301,492
		1,619,712
	Consumer Discretionary — 14.6%
2,248	Aptiv PLC*	221,630
Shares		Market Value

	Consumer Discretionary — (Continued)
6,994	BYD Co. Ltd. (China) - Class H	$ 216,136
12,858	Compass Group PLC (United Kingdom)	313,763
1,535	Mercedes-Benz Group AG (Germany)	106,931
26,983	Merida Industry Co. Ltd. (Taiwan)	146,281
7,468	On Holding AG (Switzerland) - Class A*	207,760
1,196	Shimano, Inc. (Japan)	161,385
633	Tesla, Inc.*	158,389
		1,532,275
	Health Care — 4.1%
862	Danaher Corp.	213,862
427	Thermo Fisher Scientific, Inc.	216,135
		429,997
	Consumer Staples — 2.9%
7,119	Sprouts Farmers Market, Inc.*	304,693
	Financials — 2.0%
415	MSCI, Inc.	212,928
	Total Common Stocks	$10,255,779
	Short-Term Investment Fund — 2.7%
288,457	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	288,457
	Total Investment Securities—100.1% (Cost $11,417,806)	$10,544,236
	Liabilities in Excess of Other Assets — (0.1%)	(9,602)
	Net Assets — 100.0%	$10,534,634
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $77,408 or 0.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$10,013,461	$242,318	$—	$10,255,779
Short-Term Investment Fund	288,457	—	—	288,457
Total	$10,301,918	$242,318	$—	$10,544,236
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Select ETF – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 93.9%
	Information Technology — 24.2%
4,128	Apple, Inc.	$ 706,755
909	Broadcom, Inc.	754,997
10,535	Cisco Systems, Inc.	566,362
14,565	Intel Corp.	517,786
4,128	International Business Machines Corp.	579,158
1,329	KLA Corp.	609,559
3,827	Microsoft Corp.	1,208,375
6,145	Oracle Corp.	650,879
4,671	QUALCOMM, Inc.	518,761
3,139	Texas Instruments, Inc.	499,132
		6,611,764
	Financials — 13.0%
17,396	Bank of America Corp.	476,303
959	BlackRock, Inc.	619,984
1,806	Goldman Sachs Group, Inc. (The)	584,367
2,812	JPMorgan Chase & Co.	407,796
13,578	US Bancorp	448,889
2,423	Visa, Inc. - Class A	557,314
11,094	Wells Fargo & Co.	453,301
		3,547,954
	Health Care — 12.8%
2,250	Cencora, Inc.	404,932
7,768	CVS Health Corp.	542,362
3,612	Johnson & Johnson	562,569
7,475	Medtronic PLC	585,741
4,122	Merck & Co., Inc.	424,360
11,880	Pfizer, Inc.	394,060
1,155	UnitedHealth Group, Inc.	582,339
		3,496,363
	Industrials — 8.7%
3,661	3M Co.	342,743
1,924	Caterpillar, Inc.	525,252
1,333	Lockheed Martin Corp.	545,143
6,106	RTX Corp.	439,449
6,109	Stanley Black & Decker, Inc.	510,590
		2,363,177
	Consumer Discretionary — 7.5%
1,720	Home Depot, Inc. (The)	519,715
1,628	McDonald's Corp.	428,881
5,860	Starbucks Corp.	534,842
4,386	Yum! Brands, Inc.	547,987
		2,031,425
	Consumer Staples — 7.4%
1,653	Constellation Brands, Inc. - Class A	415,448
3,126	Dollar General Corp.	330,731
2,709	PepsiCo, Inc.	459,013
5,643	Philip Morris International, Inc.	522,429
1,855	Walmart, Inc.	296,670
		2,024,291
	Communication Services — 6.2%
21,581	AT&T, Inc.	324,147
Shares		Market Value

	Communication Services — (Continued)
13,513	Comcast Corp. - Class A	$ 599,167
11,137	Fox Corp. - Class A	347,474
13,191	Verizon Communications, Inc.	427,520
		1,698,308
	Energy — 4.5%
6,071	Exxon Mobil Corp.	713,828
3,666	Valero Energy Corp.	519,509
		1,233,337
	Materials — 4.2%
1,659	Air Products & Chemicals, Inc.	470,161
8,936	DuPont de Nemours, Inc.	666,536
		1,136,697
	Utilities — 3.2%
5,405	Duke Energy Corp.	477,045
4,302	Entergy Corp.	397,935
		874,980
	Real Estate — 2.2%
1,967	American Tower Corp. REIT	323,473
2,623	Simon Property Group, Inc. REIT	283,363
		606,836
	Total Common Stocks	$25,625,132
	Short-Term Investment Fund — 6.1%
1,671,038	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	1,671,038
	Total Investment Securities—100.0% (Cost $27,383,405)	$27,296,170
	Liabilities in Excess of Other Assets — (0.0%)	(2,421)
	Net Assets — 100.0%	$27,293,749
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,625,132	$—	$—	$25,625,132
Short-Term Investment Fund	1,671,038	—	—	1,671,038
Total	$27,296,170	$—	$—	$27,296,170
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Securitized Income ETF – September 30, 2023 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 53.5%
$ 300,000	AB BSL CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class C, 144a, (TSFR3M + 2.362%), 7.670%, 4/15/34(A)	$ 292,227
300,000	AB BSL CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class D, 144a, ( TSFR3M + 3.612%), 8.920%, 4/15/34(A)	282,864
300,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class D, 144a, (TSFR3M + 3.462%), 8.788%, 10/20/34(A)	292,832
508,260	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	422,992
300,000	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A1, 5.723%, 9/18/24	300,041
300,000	Ares LIII CLO Ltd. (Cayman Islands), Ser 2019-53A, Class C, 144a, ( TSFR3M + 2.912%), 8.257%, 4/24/31(A)	298,548
400,000	Babson CLO Ltd. (Cayman Islands), Ser 2016-1A, Class CR, 144a, ( TSFR3M + 2.362%), 7.707%, 7/23/30(A)	396,098
408,000	Ballyrock CLO Ltd. (Cayman Islands), Ser 2019-1A, Class BR, 144a, ( TSFR3M + 2.162%), 7.470%, 7/15/32(A)	401,737
600,000	Benefit Street Partners CLO XIX Ltd (Cayman Islands), Ser 2019-19A, Class C, 144a, ( TSFR3M + 2.862%), 8.170%, 1/15/33(A)	597,704
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	265,928
675,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	557,933
270,000	Deerpath Capital CLO Ltd., Ser 2023-1A, Class C, 144a, ( TSFR3M + 5.25%), 10.558%, 4/15/35(A)	268,469
625,350	Driven Brands Funding LLC, Ser 2018-1A, Class A2, 144a, 4.739%, 4/20/48	601,646
300,000	Dryden CLO Ltd. (Cayman Islands), Ser 2018-70A, Class C, 144a, ( TSFR3M + 2.412%), 7.720%, 1/16/32(A)	292,807
562,500	Focus Brands Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	519,443
684,000	Hardee's Funding LLC, Ser 2018-1A, Class A2II, 144a, 4.959%, 6/20/48	644,427
300,000	Ivy Hill Middle Market Credit Fund XXI Ltd (Cayman Islands), 21A, Class B, 144a, ( TSFR3M + 3.45%), 8.871%, 7/18/35(A)	299,930
327,525	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	300,547
383,877	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	352,478
420,000	LAD Auto Receivables Trust, Ser 2021-1A, Class D, 144a, 3.990%, 11/15/29	392,627
400,000	Madison Park Funding XXVI, Ltd. (Cayman Islands), Ser 2017-26A, Class CR, 144a, ( TSFR3M + 2.312%), 7.681%, 7/29/30(A)	395,327
375,000	Madison Park Funding XXVII, Ltd. (Cayman Islands), Ser 2018-27A, Class B, 144a, ( TSFR3M + 2.062%), 7.388%, 4/20/30(A)	368,990
390,000	Madison Park Funding XXXV, Ltd. (Cayman Islands), Ser 2019-35A, Class CR, 144a, ( TSFR3M + 2.162%), 7.488%, 4/20/32(A)	381,562
540,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	460,745
571,838	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	476,688
500,000	OHA Credit Partners XII Ltd., Ser 2015-12A, Class DR, 144a, (TSFR3M + 3.162%), 8.507%, 7/23/30(A)	486,232
Principal Amount		Market Value
	Asset-Backed Securities — 53.5% (Continued)
$ 300,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 8.520%, 10/15/34(A)	$ 288,567
330,000	Park Avenue Institutional Advisers CLO, Ltd. (Cayman Islands), Ser 2019-2A, Class CR, 144a, ( TSFR3M + 3.762%), 9.070%, 10/15/34(A)	318,616
346,500	Servpro Master Issuer LLC, Ser 2019-1A, Class A2, 144a, 3.882%, 10/25/49	316,225
304,999	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.815%, 8/25/33(A)(B)	280,692
550,000	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	504,285
	Total Asset-Backed Securities	$12,059,207
	Commercial Mortgage-Backed Securities — 17.8%
352,846	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (TSFR1M + 3.222%), 8.553%, 4/15/37(A)	339,973
657,000	BFLD Trust, Ser 2021-FPM, Class C, 144a, ( TSFR1M + 3.614%), 8.947%, 6/15/38(A)	628,901
459,120	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(B)	365,933
106,739	Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Class A3, 3.753%, 3/11/47	106,489
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	424,938
300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	228,472
219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	143,873
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.904%, 11/10/32(A)(B)	93,247
537,120	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(A)(B)	507,002
9,939,937	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.561%, 3/10/51(A)(B)	151,464
300,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.760%, 3/10/49(A)(B)	248,033
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, ( TSFR1M + 1.997%), 7.330%, 6/15/35(A)	121,169
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, ( TSFR1M + 2.358%), 7.691%, 12/15/36(A)	73,414
165,900	Natixis Commercial Mortgage Securities Trust, Ser 2018-TECH, Class F, 144a, ( PRIME + 0.093%), 8.593%, 11/15/34(A)	151,805
520,200	RBS Commercial Funding, Inc. Trust, Ser 2013-SMV, Class D, 144a, 3.704%, 3/11/31(A)(B)	440,967
	Total Commercial Mortgage-Backed Securities	$4,025,680
	Non-Agency Collateralized Mortgage Obligations — 11.0%
365,637	Cascade Funding Mortgage Trust, Ser 2019-RM3, Class A, 144a, 2.800%, 6/25/69(A)(B)	354,609
500,000	Connecticut Avenue Securities Trust, Ser 2022-R04, Class 1M2, 144a, (SOFR30A + 3.10%), 8.415%, 3/25/42(A)	507,190
350,000	Fannie Mae Connecticut Avenue Securities, Ser 2017-C02, Class 2B1, ( SOFR30A + 5.615%), 10.929%, 9/25/29(A)	385,856
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 4.025%, 1/25/59(A)(B)	301,381
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 3.858%, 4/25/57(A)(B)	234,073
294,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.260%, 7/25/59(A)(B)	234,608

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 11.0% (Continued)
$ 293,927	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	$ 219,656
295,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.627%, 11/25/60(A)(B)	236,814
	Total Non-Agency Collateralized Mortgage Obligations	$2,474,187
	Agency Collateralized Mortgage Obligations — 3.3%
9,318,417	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.820%, 5/25/41(A)(B)	289,464
8,337,145	FRESB Mortgage Trust, Ser 2021-SB90, Class X1, 0.747%, 6/25/41(A)(B)	201,946
7,194,812	Government National Mortgage Association, Ser 2016-70, Class IO, 0.769%, 4/16/58(A)(B)	251,025
	Total Agency Collateralized Mortgage Obligations	$742,435
	U.S. Treasury Obligations — 1.8%
475,000	United States Treasury Bonds, 3.875%, 2/15/43	413,027
	Corporate Bonds — 1.2%
	Financials — 1.2%
300,000	First Maryland Capital I, (TSFR3M + 1.262%), 6.570%, 1/15/27(A)	271,619
Shares
	Short-Term Investment Fund — 10.1%
2,275,813	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	2,275,813
	Total Investment Securities—98.7% (Cost $22,198,847)	$22,261,968
	Other Assets in Excess of Liabilities — 1.3%	295,166
	Net Assets — 100.0%	$22,557,134
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
IO – Interest Only
LLC – Limited Liability Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $17,334,532 or 76.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$12,059,207	$—	$12,059,207
Commercial Mortgage-Backed Securities	—	4,025,680	—	4,025,680
Non-Agency Collateralized Mortgage Obligations	—	2,474,187	—	2,474,187
Agency Collateralized Mortgage Obligations	—	742,435	—	742,435
U.S. Treasury Obligations	—	413,027	—	413,027
Corporate Bonds	—	271,619	—	271,619
Short-Term Investment Fund	2,275,813	—	—	2,275,813
Total	$2,275,813	$19,986,155	$—	$22,261,968
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities ETF – September 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 44.3%
	Financials — 9.0%
$ 826,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	$ 589,482
831,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	625,559
363,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	255,991
576,000	Citigroup, Inc., Ser W, 4.000%(A)	503,654
644,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.196%, 2/15/27(B)	614,353
561,000	First Maryland Capital II, (TSFR3M + 1.112%), 6.484%, 2/1/27(B)	505,072
230,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	203,824
413,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	404,960
898,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	756,318
422,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	370,930
538,000	Morgan Stanley, 5.297%, 4/20/37	480,174
356,000	OneMain Finance Corp., 9.000%, 1/15/29	354,850
807,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.241%, 6/1/28(B)	758,694
298,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	290,179
309,000	Prudential Financial, Inc., 5.125%, 3/1/52	266,001
419,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	347,999
815,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26†	718,949
832,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.300%, 5/15/27(B)	772,973
		8,819,962
	Consumer Discretionary — 6.6%
678,000	Brunswick Corp., 4.400%, 9/15/32	551,778
385,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	329,398
204,000	Ford Motor Co., 4.750%, 1/15/43	148,910
227,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	206,367
335,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	304,077
464,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	343,320
310,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	300,619
998,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	774,488
525,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	410,893
374,000	Mattel, Inc., 5.450%, 11/1/41	308,611
313,000	MGM China Holdings Ltd. (Macao), 144a, 5.375%, 5/15/24	308,568
395,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	365,568
330,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	299,475
722,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	629,792
168,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	142,624
727,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	539,209
529,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	515,177
		6,478,874
	Energy — 6.0%
472,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	456,304
367,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	371,270
189,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	169,242
371,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	377,492
344,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	304,896
300,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	301,340
158,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	155,279
382,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	336,109
415,488	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	318,634
800,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	731,308
596,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	613,225
371,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	317,779
Principal Amount		Market Value

	Energy — (Continued)
$ 770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	$ 515,800
403,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 9.736%(A)(B)	379,925
371,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29†	350,865
191,964	YPF SA (Argentina), 9.000%, 2/12/26(B)(C)	185,599
		5,885,067
	Utilities — 5.4%
727,000	CMS Energy Corp., 4.750%, 6/1/50	620,175
598,000	Edison International, 4.125%, 3/15/28	550,898
452,000	Edison International, Ser B, 5.000%(A)	386,303
450,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	426,960
513,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	448,861
515,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	457,578
620,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 7.796%, 6/15/67(B)	565,842
598,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	455,050
658,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 8.317%, 3/30/67(B)	602,193
815,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.739%, 5/15/67(B)	729,437
		5,243,297
	Industrials — 5.0%
345,000	Adani Ports & Special Economic Zone Ltd. (India), 3.375%, 7/24/24	334,310
367,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	310,753
267,000	Boeing Co. (The), 5.805%, 5/1/50	243,361
381,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	351,466
542,000	Cemex SAB de CV (Mexico), 144a, 5.125%(A)	507,470
415,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	388,403
458,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	450,127
335,000	IHS Holding Ltd. (Nigeria), 5.625%, 11/29/26	275,645
406,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	355,849
4,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	3,550
363,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	313,033
362,000	TK Elevator Holdco GmbH (Germany), 144a, 7.625%, 7/15/28	329,472
322,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	317,326
753,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	676,747
		4,857,512
	Communication Services — 3.1%
155,000	Belo Corp., 7.750%, 6/1/27	154,070
372,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	307,830
472,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	453,930
341,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	294,415
265,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	210,941
591,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	516,013
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	228,087
374,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	244,761
450,000	Paramount Global, 4.200%, 5/19/32	357,844
330,000	Stagwell Global, 144a, 5.625%, 8/15/29	266,475
		3,034,366

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 44.3% (Continued)
	Consumer Staples — 2.4%
$ 285,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	$ 208,762
335,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, 12/1/52	300,407
646,000	Philip Morris International, Inc., 5.375%, 2/15/33	612,497
415,000	QVC, Inc., 4.375%, 9/1/28	218,199
150,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	123,051
500,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	464,950
450,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	421,605
		2,349,471
	Health Care — 2.1%
519,000	CVS Health Corp., 5.050%, 3/25/48	432,284
418,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	398,438
361,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	305,218
368,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	324,101
686,000	Viatris, Inc., 2.700%, 6/22/30	536,340
		1,996,381
	Real Estate — 2.0%
307,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	207,433
332,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	260,889
421,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	360,017
428,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	429,204
274,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	187,141
364,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	260,744
258,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	220,722
		1,926,150
	Information Technology — 1.4%
589,000	Micron Technology, Inc., 2.703%, 4/15/32	449,895
258,000	Micron Technology, Inc., 6.750%, 11/1/29	261,942
372,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	305,791
328,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	311,561
		1,329,189
	Materials — 1.3%
327,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	196,607
341,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	314,251
781,000	Celanese US Holdings LLC, 6.165%, 7/15/27	770,210
		1,281,068
	Total Corporate Bonds	$43,201,337
	U.S. Treasury Obligations — 27.5%
2,925,000	U.S. Treasury Bond, 2.375%, 2/15/42	2,020,192
6,100,000	U.S. Treasury Bond, 3.875%, 5/15/43	5,299,375
3,105,000	U.S. Treasury Bond, 4.000%, 11/15/52	2,749,138
5,520,000	U.S. Treasury Inflation Indexed Note, 1.250%, 4/15/28	5,349,933
5,450,000	U.S. Treasury Inflation Indexed Note, 1.375%, 7/15/33	5,071,617
1,140,000	U.S. Treasury Inflation Indexed Note, 1.500%, 2/15/53	966,288
5,530,000	U.S. Treasury Note, 4.000%, 2/29/28	5,388,078
	Total U.S. Treasury Obligations	$26,844,621
	Asset-Backed Securities — 11.3%
900,000	AMMC CLO 16 Ltd. (Cayman Islands), Ser 2015-16A, Class CR2, 144a, (TSFR3M + 2.212%), 7.523%, 4/14/29(B)	900,134
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2018-1A, Class D, 144a, (TSFR3M + 3.502%), 8.812%, 7/18/31(B)	912,218
1,091,250	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	970,253
Principal Amount		Market Value
	Asset-Backed Securities — 11.3% (Continued)
$1,071,563	FOCUS Brands Funding LLC, Ser 2018-1, Class A2, 144a, 5.184%, 10/30/48	$ 1,020,198
1,000,000	Franklin Park Place CLO I LLC (Cayman Islands), Ser 2022-1A, Class B, 144a, (TSFR3M + 2.000%), 7.311%, 4/14/35(B)	981,304
1,000,000	Golub Capital Partners CLO 25M Ltd. (Cayman Islands), Ser 2015-25A, Class BR, 144a, (TSFR3M + 2.162%), 7.531%, 5/5/30(B)	968,745
1,011,750	Hardee's Funding LLC, Ser 2018-1A, Class A2II, 144a, 4.959%, 6/20/48	953,215
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	853,231
1,173,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	977,821
685,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class E, 144a, 3.900%, 5/15/26	680,881
1,075,000	Tesla Auto Lease Trust, Ser 2021-A, Class E, 144a, 2.640%, 3/20/25	1,056,417
980,000	Zaxby's Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	813,169
	Total Asset-Backed Securities	$11,087,586
	Commercial Mortgage-Backed Securities — 5.5%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.214%, 9/15/55(B)(C)(D)	396,756
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	714,892
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(C)	1,019,709
1,125,000	Citigroup Commercial Mortgage Trust, Ser 2013-375P, Class C, 144a, 3.635%, 5/10/35(B)(C)	998,771
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	886,445
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	821,191
600,000	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 4.179%, 5/15/45(B)(C)	495,845
	Total Commercial Mortgage-Backed Securities	$5,333,609
Shares
	Common Stocks — 2.9%
	Information Technology — 0.6%
2,111	International Business Machines Corp.	296,173
1,671	Texas Instruments, Inc.	265,706
		561,879
	Financials — 0.6%
9,601	Bank of America Corp.	262,875
836	Goldman Sachs Group, Inc. (The)	270,505
		533,380
	Industrials — 0.5%
669	Lockheed Martin Corp.	273,594
3,442	RTX Corp.	247,721
		521,315
	Energy — 0.3%
2,831	Exxon Mobil Corp.	332,869
	Communication Services — 0.3%
20,286	AT&T, Inc.	304,695
	Consumer Staples — 0.3%
3,103	Philip Morris International, Inc.	287,276

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 2.9% (Continued)
	Health Care — 0.3%
1,797	Johnson & Johnson	$ 279,883
	Total Common Stocks	$2,821,297
Principal Amount
	Sovereign Government Obligations — 2.7%
$ 590,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	484,795
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	287,957
550,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	446,454
610,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	324,020
290,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	214,962
580,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	245,099
290,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	226,200
400,000	Serbia International Bond, 2.125%, 12/1/30	293,238
400,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	103,942
	Total Sovereign Government Obligations	$2,626,667
	Non-Agency Collateralized Mortgage Obligations — 2.1%
1,000,000	Fannie Mae Connecticut Avenue Securities, Ser 2017-C06, Class 1B1, (SOFR30A + 4.264%), 9.579%, 2/25/30(B)	1,067,471
1,000,000	Freddie Mac STACR REMIC Trust, Ser 2022-DNA3, Class M1B, 144a, (SOFR30A + 2.900%), 8.215%, 4/25/42(B)	1,021,469
	Total Non-Agency Collateralized Mortgage Obligations	$2,088,940
Shares
	Preferred Stocks — 0.0%
	Financials — 0.0%
18,000	First Republic Bank, Ser K, 13.930%(A)	4
	Short-Term Investment Fund — 2.8%
2,740,925	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω**	2,740,925
	Total Investment Securities—99.1% (Cost $100,287,470)	$96,744,986
	Other Assets in Excess of Liabilities — 0.9%	831,446
	Net Assets — 100.0%	$97,576,432
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2023.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2023 was $432,062.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
STACR – Structured Agency Credit Risk
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $38,551,446 or 39.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$43,201,337	$—	$43,201,337
U.S. Treasury Obligations	—	26,844,621	—	26,844,621
Asset-Backed Securities	—	11,087,586	—	11,087,586
Commercial Mortgage-Backed Securities	—	5,333,609	—	5,333,609
Common Stocks	2,821,297	—	—	2,821,297
Sovereign Government Obligations	—	2,626,667	—	2,626,667
Non-Agency Collateralized Mortgage Obligations	—	2,088,940	—	2,088,940
Preferred Stocks	4	—	—	4
Short-Term Investment Fund	2,740,925	—	—	2,740,925
Other Financial Instruments
Swap Agreements
Credit contracts	—	3,491	—	3,491
Total Assets	$5,562,226	$91,186,251	$—	$96,748,477
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(49,130)	$—	$—	$(49,130)
Total Liabilities	$(49,130)	$—	$—	$(49,130)
Total	$5,513,096	$91,186,251	$—	$96,699,347

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Futures Contracts
At September 30, 2023, $117,600 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Long Futures:
2-Year U.S. Treasury Note	12/29/2023	72	$14,595,188	$(49,130)
 Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	6/20/28	$5,000,000	5.000%	ICE	Markit CDX North America High Yield Series 40 5Y Index	$(78,369)	$(81,860)	$3,491
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Income ETF – September 30, 2023 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 41.2%
$ 194,180	AFG ABS I LLC, Ser 2023-1, Class A1, 144a, 5.462%, 2/15/24	$ 194,113
170,850	American Credit Acceptance Receivables Trust, Ser 2020-2, Class C, 144a, 3.880%, 4/13/26	170,529
1,000,000	American Credit Acceptance Receivables Trust, Ser 2020-4, Class D, 144a, 1.770%, 12/14/26	979,412
500,000	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	500,104
783,654	AMMC CLO XII Ltd. (Cayman Islands), Ser 2013-12A, Class AR2, 144a, (TSFR3M + 1.212%), 6.577%, 11/10/30(A)	782,027
448,211	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.826%, 1/20/31(A)	448,524
161,288	CarNow Auto Receivables Trust, Ser 2021-2A, Class B, 144a, 1.300%, 1/15/26	160,644
840,360	CCG Receivables Trust, Ser 2021-1, Class A2, 144a, 0.300%, 6/14/27	825,172
1,000,000	CPS Auto Receivables Trust, Ser 2021-D, Class C, 144a, 1.590%, 12/15/27	968,629
500,000	Dell Equipment Finance Trust, Ser 2022-1, Class B, 144a, 2.720%, 8/23/27	483,771
947,500	Driven Brands Funding LLC, Ser 2018-1A, Class A2, 144a, 4.739%, 4/20/48	911,584
500,000	DT Auto Owner Trust, Ser 2020-2A, Class E, 144a, 7.170%, 6/15/27	502,505
365,436	DT Auto Owner Trust, Ser 2023-2A, Class A, 144a, 5.880%, 4/15/27	364,861
500,000	Exeter Automobile Receivables Trust, Ser 2020-2A, Class E, 144a, 7.190%, 9/15/27	502,262
598,716	Exeter Automobile Receivables Trust, Ser 2021-2A, Class C, 0.980%, 6/15/26	588,855
434,679	First Investors Auto Owner Trust, Ser 2020-1A, Class D, 144a, 3.150%, 4/15/26	430,399
839,063	Flagship Credit Auto Trust, Ser 2023-1, Class A2, 144a, 5.380%, 12/15/26	834,917
277,222	Foursight Capital Automobile Receivables Trust, Ser 2021-2, Class A3, 144a, 0.810%, 5/15/26	274,950
858,051	GLS Auto Receivables Issuer Trust, Ser 2020-2A, Class C, 144a, 4.570%, 4/15/26	851,506
750,000	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	728,732
224,054	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class C, 144a, 1.140%, 11/17/25	222,402
926,265	Golub Capital Partners CLO 34M Ltd. (Cayman Islands), Ser 2017-34A, Class AR, 144a, (TSFR3M + 1.962%), 7.331%, 3/14/31(A)	923,737
500,000	Hertz Vehicle Financing LLC, Ser 2021-1A, Class A, 144a, 1.210%, 12/26/25	474,526
495,583	JFIN CLO 2017 Ltd. (Cayman Islands), Ser 2017-1A, Class A1R, 144a, (TSFR3M + 1.262%), 6.607%, 4/24/29(A)	493,944
467,124	LCM XIII LP (Cayman Islands), Ser 13A, Class AR3, 144a, (TSFR3M + 1.132%), 6.452%, 7/19/27(A)	465,940
316,877	MVW Owner Trust, Ser 2017-1A, Class A, 144a, 2.420%, 12/20/34	309,347
858,041	Prestige Auto Receivables Trust, Ser 2019-1A, Class D, 144a, 3.010%, 8/15/25	854,314
1,000,000	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	979,611
116,560	SCF Equipment Leasing LLC, Ser 2020-1A, Class A3, 144a, 1.190%, 10/20/27	115,795
416,799	Shackleton CLO Ltd. (Cayman Islands), Ser 2015-8A, Class A1R, 144a, (TSFR3M + 1.182%), 6.508%, 10/20/27(A)	416,614
Principal Amount		Market Value
	Asset-Backed Securities — 41.2% (Continued)
$ 566,817	Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Class B, 144a, 3.870%, 9/20/35	$ 561,430
505,496	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class D, 144a, 4.750%, 1/20/36	488,193
1,000,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class B, 144a, (TSFR1M + 1.714%), 7.047%, 7/15/38(A)	957,784
862,645	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 6.598%, 11/18/30(A)	860,157
257,189	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	254,323
828,218	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 6.434%, 10/25/48(A)	829,432
953,876	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 6.583%, 4/25/31(A)	948,549
	Total Asset-Backed Securities	$21,659,594
	Corporate Bonds — 26.3%
	Financials — 13.0%
1,000,000	BNP Paribas SA (France), 144a, 3.800%, 1/10/24	993,494
750,000	Corestates Capital II, 144a, (TSFR3M + 0.912%), 6.220%, 1/15/27(A)	710,024
225,000	Jackson National Life Global Funding, 144a, 2.650%, 6/21/24	219,051
1,000,000	John Hancock Life Insurance Co., 144a, 7.375%, 2/15/24	1,003,020
500,000	Metropolitan Life Insurance Co., 144a, 7.875%, 2/15/24	502,517
1,000,000	Protective Life Global Funding, 144a, 0.473%, 1/12/24	985,146
1,000,000	Retail Opportunity Investments Partnership LP REIT, 5.000%, 12/15/23	997,393
1,000,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	957,201
500,000	Synovus Financial Corp., 5.200%, 8/11/25	482,819
		6,850,665
	Industrials — 5.1%
500,000	Graphic Packaging International LLC, 144a, 0.821%, 4/15/24	484,470
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	247,853
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	985,385
1,000,000	Timken Co. (The), 3.875%, 9/1/24	979,325
		2,697,033
	Energy — 3.1%
667,000	ANR Pipeline Co., 7.375%, 2/15/24	665,071
1,000,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	984,086
		1,649,157
	Consumer Discretionary — 2.0%
500,000	AutoNation, Inc., 3.500%, 11/15/24	482,911
560,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	552,150
		1,035,061
	Information Technology — 1.3%
654,000	NXP BV / NXP Funding LLC (China), 4.875%, 3/1/24	650,750
	Communication Services — 0.9%
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	488,775
	Utilities — 0.9%
483,000	Jersey Central Power & Light Co., 144a, 4.700%, 4/1/24	478,542
	Total Corporate Bonds	$13,849,983

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 17.4%
$1,000,000	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (TSFR1M + 1.514%), 6.845%, 12/18/37(A)	$ 964,902
1,000,000	BFLD, Ser 2019-DPLO, Class A, 144a, (TSFR1M + 1.204%), 6.536%, 10/15/34(A)	994,303
500,000	BFLD Trust, Ser 2020-OBRK, Class A, 144a, (TSFR1M + 2.164%), 7.496%, 11/15/28(A)	499,104
1,000,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 6.879%, 7/15/35(A)	987,219
95,000	BPR Trust, Ser 2021-KEN, Class A, 144a, (TSFR1M + 1.364%), 6.696%, 2/15/29(A)	93,921
832,615	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (TSFR1M + 1.034%), 6.367%, 10/15/36(A)	830,243
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Class C, 144a, 4.682%, 1/10/36	998,312
169,578	Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Class A, 144a, (TSFR1M + 1.027%), 6.360%, 5/15/36(A)	169,395
133,667	Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Class B, 144a, (TSFR1M + 1.277%), 6.610%, 5/15/36(A)	133,072
1,076,000	Great Wolf Trust, Ser 2019-WOLF, Class B, 144a, (TSFR1M + 1.448%), 6.780%, 12/15/36(A)	1,065,098
692,653	GS Mortgage Securities Corp. Trust, Ser 2018-HART, Class A, 144a, (TSFR1M + 1.143%), 6.483%, 10/15/31(A)	652,525
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	840,000
457,988	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	436,029
473,086	WFRBS Commercial Mortgage Trust, Ser 2014-C20, Class A4, 3.723%, 5/15/47	467,964
	Total Commercial Mortgage-Backed Securities	$9,132,087
	Commercial Paper — 7.4%
1,900,000	Fidelity National Information Services, Inc., 5.452%, 10/2/23(C)	1,899,145
2,000,000	Humana Inc., 5.422%, 10/2/23(C)	1,999,060
	Total Commercial Paper	$3,898,205
	Non-Agency Collateralized Mortgage Obligations — 7.3%
590,687	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	576,808
752,296	GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Class A2, 144a, 2.875%, 1/25/59(A)(B)	734,348
708,572	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	675,215
272,349	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	264,154
299,920	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	293,026
468,753	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.627%, 11/25/60(A)(B)	459,378
843,633	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	822,452
	Total Non-Agency Collateralized Mortgage Obligations	$3,825,381
Shares		MarketValue
	Short-Term Investment Fund — 0.0%
19,224	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	$ 19,224
	Total Investment Securities—99.6% (Cost $52,524,819)	$52,384,474
	Other Assets in Excess of Liabilities — 0.4%	202,927
	Net Assets — 100.0%	$52,587,401
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ABS – Asset-Backed Security
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $41,915,225 or 79.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$21,659,594	$—	$21,659,594
Corporate Bonds	—	13,849,983	—	13,849,983
Commercial Mortgage-Backed Securities	—	9,132,087	—	9,132,087
Commercial Paper	—	3,898,205	—	3,898,205
Non-Agency Collateralized Mortgage Obligations	—	3,825,381	—	3,825,381
Short-Term Investment Fund	19,224	—	—	19,224
Total	$19,224	$52,365,250	$—	$52,384,474
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 94.9%
	Information Technology — 24.8%
12,250	Apple, Inc.	$ 2,097,324
2,798	International Business Machines Corp.	392,559
7,947	Microsoft Corp.	2,509,265
6,209	Oracle Corp.	657,657
3,241	Salesforce, Inc.*	657,210
3,214	Texas Instruments, Inc.	511,058
1,748	Workday, Inc. - Class A*	375,558
		7,200,631
	Health Care — 15.4%
6,196	BioMarin Pharmaceutical, Inc.*	548,222
6,538	Bristol-Myers Squibb Co.	379,466
3,452	Cencora, Inc.	621,256
2,483	HCA Healthcare, Inc.	610,768
5,214	Johnson & Johnson	812,080
6,822	Medtronic PLC	534,572
1,883	UnitedHealth Group, Inc.	949,390
		4,455,754
	Financials — 14.2%
19,452	Bank of America Corp.	532,596
3,913	Berkshire Hathaway, Inc. - Class B*	1,370,724
3,127	Charles Schwab Corp. (The)	171,672
2,009	Goldman Sachs Group, Inc. (The)	650,052
348	Markel Group, Inc.*	512,427
3,467	PayPal Holdings, Inc.*	202,681
2,914	Visa, Inc. - Class A	670,249
		4,110,401
	Communication Services — 13.3%
12,151	Alphabet, Inc. - Class C*	1,602,109
10,866	Comcast Corp. - Class A	481,799
4,076	Meta Platforms, Inc. - Class A*	1,223,656
922	Netflix, Inc.*	348,147
2,485	Walt Disney Co. (The)*	201,409
		3,857,120
	Industrials — 8.1%
1,999	Boeing Co. (The)*	383,168
306	Deere & Co.	115,478
947	FedEx Corp.	250,879
1,382	Hubbell, Inc.	433,133
5,743	RTX Corp.	413,324
8,002	Southwest Airlines Co.	216,614
5,989	SS&C Technologies Holdings, Inc.	314,662
2,572	Stanley Black & Decker, Inc.	214,968
		2,342,226
	Consumer Discretionary — 7.6%
2,375	Airbnb, Inc. - Class A*	325,874
9,849	Amazon.com, Inc.*	1,252,005
Shares		Market Value

	Consumer Discretionary — (Continued)
2,151	Hilton Worldwide Holdings, Inc.	$ 323,037
3,322	Starbucks Corp.	303,199
		2,204,115
	Energy — 4.2%
6,214	Exxon Mobil Corp.	730,642
8,262	Schlumberger NV	481,675
		1,212,317
	Consumer Staples — 3.9%
11,100	Monster Beverage Corp.*	587,745
5,981	Philip Morris International, Inc.	553,721
		1,141,466
	Materials — 2.4%
6,196	DuPont de Nemours, Inc.	462,160
3,541	International Flavors & Fragrances, Inc.	241,390
		703,550
	Real Estate — 1.0%
1,958	Jones Lang LaSalle, Inc.*	276,430
	Total Common Stocks	$27,504,010
	Short-Term Investment Fund — 5.2%
1,500,810	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	1,500,810
	Total Investment Securities—100.1% (Cost $27,893,346)	$29,004,820
	Liabilities in Excess of Other Assets — (0.1%)	(29,238)
	Net Assets — 100.0%	$28,975,582
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$27,504,010	$—	$—	$27,504,010
Short-Term Investment Fund	1,500,810	—	—	1,500,810
Total	$29,004,820	$—	$—	$29,004,820
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund's NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.